UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SERENGETI ASSET MANAGEMENT LP
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Address:   632 Broadway 12th Floor
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           New York, New York 10012
           --------------------------------------------------

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Form 13F File Number:  28-12866
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
           --------------------------------------------------
Title:     Authorized Person
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Phone:     212-466-2331
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Signature, Place, and Date of Signing:

       /s/     Marc Baum              New York, New York        11/14/11
       -------------------------  ---------------------------   ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:        $826,897
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALBEMARLE CORP               COM              012653101     6060   150000 SH       SOLE                 150000      0    0
APPLE INC                    COM              037833100    17159    45000 SH  PUT  SOLE                  45000      0    0
BANK OF AMERICA CORPORATION  COM              060505104     6120  1000000 SH  CALL SOLE                1000000      0    0
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146     7453  2750000 SH       SOLE                2750000      0    0
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH   112585104     5510   200000 SH       SOLE                 200000      0    0
CALPINE CORP                 COM NEW          131347304     6606   463103 SH       SOLE                 463103      0    0
CAPITALSOURCE INC            COM              14055X102     8903  1450000 SH       SOLE                1450000      0    0
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102   293940  2300000 SH  PUT  SOLE                2300000      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140    19332   900000 SH       SOLE                 900000      0    0
FORTRESS INVESTMENT GROUP LL CL A             34958B106    18060  6000000 SH       SOLE                6000000      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104    18910   200000 SH  CALL SOLE                 200000      0    0
INVESCO LTD                  SHS              G491BT108     3102   200000 SH       SOLE                 200000      0    0
IVANHOE MINES LTD            COM              46579N103     6850   500000 SH       SOLE                 500000      0    0
KKR & CO L P DEL             COM UNITS        48248M102    49660  4775000 SH       SOLE                4775000      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109     5765   150000 SH       SOLE                 150000      0    0
MCMORAN EXPLORATION CO       COM              582411104     9930  1000000 SH  CALL SOLE                1000000      0    0
MICROSOFT CORP               COM              594918104    28624  1150000 SH  CALL SOLE                1150000      0    0
NEWS CORP                    CL A             65248E104     5031   325000 SH       SOLE                 325000      0    0
OCH ZIFF CAP MGMT GROUP      CL A             67551U105     1826   200000 SH       SOLE                 200000      0    0
ROCK-TENN CO                 CL A             772739207    24340   500000 SH       SOLE                 500000      0    0
ROCK-TENN CO                 CL A             772739207     9736   200000 SH  CALL SOLE                 200000      0    0
SANOFI                       SPONSORED ADR    80105N105     4100   125000 SH       SOLE                 125000      0    0
SANOFI                       RIGHT 12/31/2020 80105N113     3180  3000000 SH       SOLE                3000000      0    0
SCHWEITZER-MAUDUIT INTL INC  COM              808541106     2794    50000 SH       SOLE                  50000      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107     7196   700000 SH  CALL SOLE                 700000      0    0
SILVER WHEATON CORP          COM              828336107    14725   500000 SH  CALL SOLE                 500000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   233089  2060000 SH  PUT  SOLE                2060000      0    0
UNITED STATES STL CORP NEW   COM              912909108     6603   300000 SH  PUT  SOLE                 300000      0    0
WALTER INVT MGMT CORP        COM              93317W102     2293   100000 SH       SOLE                 100000      0    0

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